Investments - Summary of Investments of Equity in Private Companies (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information About Equity Method Investments [Line Items]
Investments accounted for using equity method	$ 759
HelloMe Inc [member]
Disclosure of Detailed Information About Equity Method Investments [Line Items]
Investments accounted for using equity method	509
LemonHaze Inc [member]
Disclosure of Detailed Information About Equity Method Investments [Line Items]
Investments accounted for using equity method	150
Retail Education Tools, Inc [member]
Disclosure of Detailed Information About Equity Method Investments [Line Items]
Investments accounted for using equity method	$ 100